INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting Right Percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Book value	$ 1,029,243	$ 985,497
Gas natural de lima y callao s.a. calidda s.a
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 455,704	$ 435,359
Gases del Caribe S.A. E.S.P.
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 293,631	$ 268,234
Credibanco S.A.
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 200,636	$ 200,953
Redeban Multicolor S.A.
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 23,635	$ 22,825
A.C.H Colombia S.A.
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 22,811	$ 17,187
Colombiana de Extrusion S.A. Extrucol
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 11,718	$ 12,539
Energia Eficiente S.A.
Disclosure of associates [line items]
Ownership interest	39.00%	39.00%
Book value	$ 10,133	$ 10,119
Servicios de Identidad Digital S.A.S
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 4,905	$ 2,352
ADL Digital Lab SAS
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 1,929	$ 404
Aerocali S.A.
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 1,844	$ 12,648
Metrex S.A.
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 1,775	$ 2,080
Concentra Inteligencia en Energia S.A.S.
Disclosure of associates [line items]
Ownership interest	24.00%	29.00%
Book value	$ 522	$ 692
C.I. Acepalma S.A.
Disclosure of associates [line items]
Ownership interest		0.00%
Book value		$ 105